Annual Total Returns (Vanguard Balanced Index Fund - Institutional Shares Institutional) (Vanguard Balanced Index Fund, Vanguard Balanced Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Annual Total Return
2014	10.00%
2013	18.11%
2012	11.51%
2011	4.31%
2010	13.34%
2009	20.18%
2008	(22.10%)
2007	6.34%
2006	11.10%
2005	4.77%